UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES C FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 72.3%
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.4%
General Motors Co., Senior Notes	6.250%	10/2/43	$1,000,000	$1,166,802
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,028,000
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	750,000	772,161

Total Automobiles				2,966,963

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,540,889
McDonald’s Corp., Senior Notes	3.500%	3/1/27	500,000	512,268

Total Hotels, Restaurants & Leisure				3,053,157

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,170,000	1,185,041
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,359,448

Total Household Durables				2,544,489

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	500,043	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	533,796	(a)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	523,172	(a)

Total Internet & Direct Marketing Retail				1,557,011

Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	125,236
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	634,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	985,501
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	380,869
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	461,564
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,720,000	2,126,246
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	1,310,000	1,414,892
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	51,460
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	497,277
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	718,781

Total Media				7,396,665

TOTAL CONSUMER DISCRETIONARY				17,518,285

CONSUMER STAPLES - 9.3%
Beverages - 1.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,440,946
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,810,000	3,910,867
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,684,937
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	220,000	249,352
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	751,881
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,054,118

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	$640,000	$683,195	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,309,490	(a)

Total Beverages				12,084,786

Food & Staples Retailing - 1.0%
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,447,948
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	518,247
Wal-Mart Stores Inc., Senior Notes	4.300%	4/22/44	1,000,000	1,141,368
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	2,035,812

Total Food & Staples Retailing				8,143,375

Food Products - 2.6%
Danone SA, Senior Bonds	2.589%	11/2/23	12,140,000	11,870,440	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,230,000	4,094,860	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	489,275	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,566,567
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	1,025,194
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	496,158
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	933,699
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	441,182	(a)

Total Food Products				20,917,375

Tobacco - 4.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,059,826
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	6,939,306	(a)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	17,266,985	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	1,038,007	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	366,535
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	919,074
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	439,042
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,077,551

Total Tobacco				33,106,326

TOTAL CONSUMER STAPLES				74,251,862

ENERGY - 10.2%
Energy Equipment & Services - 0.4%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	3,044,420

Oil, Gas & Consumable Fuels - 9.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	768,249
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	830,000	877,428
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,500,000	2,788,017
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,116,080
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,879,535
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	512,157
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	520,896
Chevron Corp., Senior Notes	2.954%	5/16/26	5,440,000	5,422,987
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,566,709
ConocoPhillips, Notes	6.500%	2/1/39	280,000	379,964
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,684,914
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,730,786
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	10,175,625
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,557,198

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	$2,490,000	$2,529,016
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,218,048
Hess Corp., Notes	7.875%	10/1/29	150,000	186,269
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	104,697
Noble Energy Inc., Senior Notes	3.850%	1/15/28	490,000	487,818
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	499,807
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	621,509
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,540,297
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,285,751
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	1,022,180
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,279,501
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,197,550
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,883,750
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,414,370
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,669,219
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,175,875
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	983,712	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	522,597	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,103,090
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,617,586
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,143,788	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,593,446
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	111,150

Total Oil, Gas & Consumable Fuels				78,171,571

TOTAL ENERGY				81,215,991

FINANCIALS - 23.2%
Banks - 19.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,959,916	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,413,530	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,320,756
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	1,014,889	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,426,708
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,529,249
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,010,000	1,074,102
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,734,474
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	342,202
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,087,984	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	11,908,075	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,713,240	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,518,881	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	854,447
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	297,441
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,469,767
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,837,031
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,566,657
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	416,828
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	724,400
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	10,715,000	10,772,322	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	$345,000	$389,419	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	628,060
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,714,340
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	2,500,000	2,642,987
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	3,500,000	3,543,143
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	800,000	1,018,433
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	740,350	(a)(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,191,471
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,688,789
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,509,566
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	906,135
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,559,921
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	896,241	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	3,100,000	3,107,994	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,897,345	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	346,267
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	542,160
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	887,288
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,404,281
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	961,746
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,012,973
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,415,768
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	491,338
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	705,473
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,353,428
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,006,045
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,649,945	(a)
Standard Chartered PLC, Senior Notes	2.100%	8/19/19	5,000,000	4,973,238	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,306,201	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,117,766	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	3,011,925	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	19,700,000	20,737,073	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	53,300
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,306,360
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	416,372
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,109,149
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	693,731
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,710,541
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,200,949
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,029,054
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	436,229

Total Banks				155,295,693

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.1%
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	$6,800,000	$7,062,629	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,553,919
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	568,805
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	174,154
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	356,805
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,391,517
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,034,969
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,148,037
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	542,100	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/2/18	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)(g)

Total Capital Markets				16,832,935

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,000,000	2,101,451
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	563,608	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	447,463	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	3,026,220
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,714,065

Total Diversified Financial Services				7,852,807

Insurance - 0.7%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	630,305
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,300,000	3,237,557	(a)
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	512,392
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,021,703	(a)

Total Insurance				5,401,957

TOTAL FINANCIALS				185,383,392

HEALTH CARE - 9.9%
Biotechnology - 2.6%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,105,230
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,465,753
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,584,815
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,856,531
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	311,859
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,530,109
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	524,005
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,086,510
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	449,964
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,033,346

Total Biotechnology				20,948,122

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	4,520,000	4,608,406
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,918,729
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	7,722,809

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	$8,080,000	$8,087,524
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	88,000	89,697
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	549,783
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,241,141

Total Health Care Equipment & Supplies				25,218,089

Health Care Providers & Services - 3.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	374,500
Anthem Inc., Senior Notes	3.650%	12/1/27	10,000,000	10,107,772
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	970,000	953,780
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	171,351
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,229,627
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,747,811
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,199,881
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	865,819
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	3,000,000	3,060,414
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,312,308

Total Health Care Providers & Services				25,023,263

Pharmaceuticals - 1.0%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,453,688
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	726,187
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,000,000	920,618
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,267,118
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,000,000	2,504,300

Total Pharmaceuticals				7,871,911

TOTAL HEALTH CARE				79,061,385

INDUSTRIALS - 2.7%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	488,811
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,500,855
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,036,713
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,462,391
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	990,000	992,384

Total Aerospace & Defense				11,481,154

Air Freight & Logistics - 0.3%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	1,000,000	994,186
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	970,000	968,046

Total Air Freight & Logistics				1,962,232

Commercial Services & Supplies - 0.3%
Cintas Corp., Senior Notes	2.900%	4/1/22	2,000,000	2,023,574
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	326,799
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	224,055

Total Commercial Services & Supplies				2,574,428

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,277,552

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.875%	1/10/39	$1,740,000	$2,470,178
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	155,471

Total Industrial Conglomerates				2,625,649

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	22,431
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	519,025
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	263,630

Total Road & Rail				805,086

TOTAL INDUSTRIALS				21,726,101

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.2%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,252,672

Internet Software & Services - 0.1%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	800,000	797,295	(i)

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,623,360

Software - 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	2,980,000	2,874,338
Microsoft Corp., Senior Notes	2.700%	2/12/25	950,000	946,767
Microsoft Corp., Senior Notes	3.300%	2/6/27	910,000	938,488

Total Software				4,759,593

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc., Senior Notes	2.450%	8/4/26	2,500,000	2,390,775
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	5,020,000	5,085,926	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	510,000	532,904	(a)

Total Technology Hardware, Storage & Peripherals				8,009,605

TOTAL INFORMATION TECHNOLOGY				16,442,525

MATERIALS - 5.2%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	717,552	(a)

Containers & Packaging - 0.1%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	758,733

Metals & Mining - 5.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	278,248	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	4,133,070	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	8,056,804
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	159,000	169,224
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,201,233
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,235,744
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	267,000	270,952
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/18/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	4,950,000	5,797,192	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	$1,450,000	$1,465,225
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	49,437
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	524,428	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	10,510,517
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	6,740,305

Total Metals & Mining				40,432,379

TOTAL MATERIALS				41,908,664

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	416,554	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,940,011	(a)

TOTAL REAL ESTATE				2,356,565

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,233,893
AT&T Inc., Senior Notes	3.900%	8/14/27	1,000,000	995,906
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	157,305
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,439,986
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,650,000	1,670,382	(a)
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	1,320,000	1,440,561
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,080,000	1,211,498
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,928,000	2,930,049	(a)
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,000,000	937,501
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,990,000	2,077,923

Total Diversified Telecommunication Services				15,095,004

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,412,534

TOTAL TELECOMMUNICATION SERVICES				16,507,538

UTILITIES - 5.1%
Electric Utilities - 5.1%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	175,878
Duke Energy Corp., Senior Notes	3.950%	8/15/47	6,070,000	6,147,143
FirstEnergy Corp., Notes	7.375%	11/15/31	6,300,000	8,418,237
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,333,138
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	4,960,000	5,070,981
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,000,000	5,415,246
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,051,822
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	9,000,000	8,961,076	(a)
Pacific Gas & Electric Co., Senior Notes	4.250%	3/15/46	2,900,000	3,010,809

TOTAL UTILITIES				40,584,330

TOTAL CORPORATE BONDS & NOTES (Cost - $559,506,453)				576,956,638

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 5.0%
ALM Loan Funding, 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.409%	4/16/27	$3,500,000	$3,509,040	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.499%	10/15/26	2,500,000	2,502,188	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.689%	4/13/27	3,000,000	3,002,403	(a)(b)
Carlyle Global Market Strategies, 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	2.663%	4/20/31	2,000,000	2,023,838	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	2,000,000	2,003,612	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.063%	4/20/29	3,000,000	3,018,405	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	2.733%	10/17/26	3,500,000	3,501,799	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	2.723%	4/23/29	4,250,000	4,262,741	(a)(b)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	2.959%	10/15/30	2,500,000	2,522,745	(a)(b)
Jamestown CLO Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.3500%)	2.709%	7/15/26	2,000,000	2,000,000	(a)(b)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	2.624%	7/18/30	2,750,000	2,772,501	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.367%	7/25/26	3,000,000	3,002,790	(a)(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	2,500,000	2,504,355	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.015%	6/7/30	3,000,000	3,021,783	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $39,464,856)				39,648,200

SOVEREIGN BONDS - 9.5%
Brazil - 1.0%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	3,375,350
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,360,125

Total Brazil				7,735,475

Colombia - 1.8%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	12,540,000	14,270,520

Indonesia - 1.5%
Republic of Indonesia, Notes	3.750%	4/25/22	5,300,000	5,472,287	(j)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,330,696	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,260,000	2,290,162	(j)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	2,079,230	(a)

Total Indonesia				12,172,375

Mexico - 0.7%
United Mexican States, Senior Notes	4.750%	3/8/44	5,640,000	5,744,340

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 1.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	$520,000	$703,149
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	9,028,800

Total Peru				9,731,949

Poland - 2.1%
Republic of Poland, Senior Notes	4.000%	1/22/24	15,510,000	16,604,556

Russia - 1.2%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	8,200,000	8,928,775	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	807,500	943,766	(j)

Total Russia				9,872,541

TOTAL SOVEREIGN BONDS (Cost - $74,300,624)				76,131,756

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.3%
U.S. Government Agencies - 1.2%
Federal National Mortgage Association (FNMA)	1.875%	9/18/18	10,000,000	10,019,750

U.S. Government Obligations - 0.1%
U.S. Treasury Notes	1.875%	3/31/22	600,000	594,340

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,640,174)				10,614,090

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
U.S. Treasury 5-Year Notes Futures, Put @ $109.75	2/23/18	1,350	1,350,000	10,548
U.S. Treasury 10-Year Notes Futures, Call @ $134.50	2/23/18	800	800,000	12,500
U.S. Treasury 10-Year Notes Futures, Call @ $135.00	2/23/18	1,300	1,300,000	20,313
U.S. Treasury 10-Year Notes Futures, Put @ $116.50	2/23/18	1,250	1,250,000	39,062
U.S. Treasury Long-Term Bonds Futures, Call @ $183.00	2/23/18	925	925,000	14,453
U.S. Treasury Long-Term Bonds Futures, Put @ $124.00	2/23/18	1,042	1,042,000	16,281
U.S. Treasury Long-Term Bonds Futures, Put @ $125.00	2/23/18	150	150,000	2,344

TOTAL PURCHASED OPTIONS (Cost - $108,240)				115,501

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $684,020,347)				703,466,185

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 9.2%
TIME DEPOSITS - 1.1%
State Street Corp. (Cost - $8,758,000)	0.120%	12/1/17	$8,758,000	$8,758,000

U.S. GOVERNMENT AGENCIES - 8.1%
Federal Home Loan Bank (FHLB), Discount Notes	1.093%	1/12/18	10,000,000	9,987,283	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.123%	1/26/18	10,000,000	9,982,578	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.094 - 1.124%	2/7/18	25,000,000	24,939,075	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.192%	4/2/18	20,000,000	19,907,820	(k)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $64,837,222)				64,816,756

TOTAL SHORT-TERM INVESTMENTS (Cost - $73,595,222)				73,574,756

TOTAL INVESTMENTS - 97.3% (Cost - $757,615,569)				777,040,941
Other Assets in Excess of Liabilities - 2.7%				21,251,519

TOTAL NET ASSETS - 100.0%				$798,292,460

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of November 30, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs (See Note 1).

(h)	The maturity principal is currently in default as of November 30, 2017.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(k)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,000	12/18	$246,290,712	$244,812,500	$(1,478,212)
U.S. Treasury 2-Year Notes	390	3/18	83,668,155	83,618,437	(49,718)
U.S. Treasury 5-Year Notes	1,288	3/18	150,314,938	149,850,750	(464,188)

					(1,992,118)

Contracts to Sell:
U.S. Treasury 10-Year Notes	1,310	3/18	163,244,482	162,501,406	743,076
U.S. Treasury Long-Term Bonds	1,436	3/18	219,928,759	217,868,125	2,060,634
U.S. Treasury Ultra Long-Term Bonds	61	3/18	10,117,238	10,057,375	59,863

					2,863,573

Net unrealized appreciation on open futures contracts					$871,455

At November 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$1,771,380

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.28 Index	$511,600,000	6/20/22	1.000% quarterly	$10,950,696	$8,870,872	$2,079,824

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$185,383,392	$0	*	$185,383,392
Other Corporate Bonds & Notes	—	391,573,246	—		391,573,246
Asset-Backed Securities	—	39,648,200	—		39,648,200
Sovereign Bonds	—	76,131,756	—		76,131,756
U.S. Government & Agency Obligations	—	10,614,090	—		10,614,090
Purchased Options	$115,501	—	—		115,501

Total Long-Term Investments	115,501	703,350,684	0	*	703,466,185

Short-Term Investments†	—	73,574,756	—		73,574,756

Total Investments	$115,501	$776,925,440	$0	*	$777,040,941

Other Financial Instruments:
Futures Contracts	$2,863,573	—	—		$2,863,573
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	$2,079,824	—		2,079,824
Centrally Cleared Interest Rate Swaps	—	1,771,380	—		1,771,380

Total Other Financial Instruments	2,863,573	3,851,204	—		6,714,777

Total	$2,979,074	$780,776,644	$0	*	$783,755,718

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$1,992,118	—	—		$1,992,118

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018